Concentrations (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations [Abstract]
Schedule of Company's Major Customers and Suppliers

Details of the Company’s major customers (including those accounting for 10% or more of the Company’s total revenues) are as follows.

	Years Ended December 31,
	2024		2023		2022

Customer A	$425,279	15%	$398,488	9%	$834,911	13%
Customer B	398,468	14%	801,344	18%	2,291,651	36%
Total	$823,747	29%	$1,199,832	27%	$3,126,562	49%

Details of the Company’s major customers (those accounting for 10% or more of the Company’s accounts receivable are as follows.

	December 31,
	2024		2023		2022

Customer A	$1,425,890	38%	$1,901,481	28%	$1,864,208	24%
Customer B	1,983,368	53%	4,615,308	67%	5,274,060	67%
Total	$3,409,258	91%	$6,516,789	95%	$7,537,733	96%

Details of the Company’s major suppliers (those accounting for 10% or more of the Company’s total purchases) are as follows.

	Years Ended December 31,
	2024		2023		2022

Supplier A	$404,194	29%	$13,532	1%	$62,647	2%
Supplier B	-	-%	312,039	12%	20,586	1%
Supplier C	-	-%	-	-%	472,988	16%
Supplier D	-	-%	-	-%	430,744	15%
Supplier E	8,002	-%	105,852	4%	366,115	13%
Supplier F	-	-%	94,348	4%	326,836	11%
Supplier K	155,694	11%	181,622	7%	113,780	4%
Total	$567,890	40%	$693,861	27%	$1,731,049	60%

Details of the Company’s major suppliers (those accounting for 10% or more of the Company’s accounts payable) are as follows.

	December 31,
	2024		2023		2022

Supplier C	$-	-%	$256,623	47%	$52,539	8%
Supplier E	-	-%	18,562	3%	155,990	22%
Supplier G	-	-%	14,649	3%	131,661	19%
Supplier H	-	-%	-	-%	79,605	11%
Total	$-	-%	$289,834	53%	$419,795	60%